FINANCIAL INSTRUMENTS (Detail Textuals) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about financial instruments [line items]
Period for average annual movement in foreign exchange rates	5 years
Average annual movement foreign exchange rate	7.18%	7.96%
Impact of strengthening weakening of Australian dollar against US Dollar on post-tax profit	$ 409,391	$ 1,392,754
Foreign exchange loss	$ (270,860)		$ (950,720)
Foreign exchange gain		$ 656,019
Australian dollar depreciated against U.S. dollar	7.18%	4.12%	8.00%
USD
Disclosure of detailed information about financial instruments [line items]
Variable rate	10.00%
EUR
Disclosure of detailed information about financial instruments [line items]
Variable rate	13.00%
GBP
Disclosure of detailed information about financial instruments [line items]
Variable rate	11.00%